Significant transactions (Details) $ / shares in Units, € in Millions									3 Months Ended	12 Months Ended
	Oct. 17, 2024 USD ($)	Jul. 01, 2024 USD ($)	Dec. 06, 2022 USD ($)	Nov. 21, 2022 USD ($) $ / shares	Jul. 08, 2022 USD ($) product	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	Jan. 07, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	May 31, 2022 EUR (€)	May 30, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill									$ 8,946,000,000	$ 8,946,000,000	$ 8,926,000,000	$ 8,926,000,000
Consideration paid for acquisition of businesses										61,000,000	0	$ 666,000,000
Borrowings									$ 4,643,000,000	$ 4,643,000,000	4,739,000,000
Eysuvis and Inveltys
Disclosure of detailed information about business combination [line items]
Acquisition of assets, number of products acquired | product					2
Acquisition of assets, upfront consideration					$ 60,000,000
Inventory, net of liabilities					14,000,000
Purchase consideration					79,000,000
Intangible assets					$ 71,000,000
Ivantis, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)								100.00%
Acquisition of assets, upfront consideration								$ 479,000,000
Series 2032 Notes
Disclosure of detailed information about business combination [line items]
Borrowings			$ 700,000,000
Borrowings, interest rate (as a percent)			5.375%						5.375%	5.375%			5.375%
Series 2052 Notes
Disclosure of detailed information about business combination [line items]
Borrowings			$ 600,000,000
Borrowings, interest rate (as a percent)			5.75%						5.75%	5.75%			5.75%
Facility B Term Loan
Disclosure of detailed information about business combination [line items]
Borrowings																	$ 800,000,000
Repayments of non-current borrowings			$ 640,000,000			$ 160,000,000
Bridge Loan Facility
Disclosure of detailed information about business combination [line items]
Borrowings				$ 775,000,000
Repayments of non-current borrowings			$ 775,000,000
Series 2028 Notes
Disclosure of detailed information about business combination [line items]
Borrowings						$ 537,000,000			$ 521,000,000	$ 521,000,000			€ 500			€ 500
Borrowings, interest rate (as a percent)						2.375%			2.375%	2.375%			2.375%			2.375%
Facility C Term Loan
Disclosure of detailed information about business combination [line items]
Repayments of non-current borrowings						$ 376,000,000	€ 350
BELKIN Vision Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		100.00%
Goodwill		$ 20,000,000												$ 20,000,000
Consideration transferred		92,000,000												92,000,000
Previously-held FVOCI financial investments		20,000,000												$ 20,000,000
Consideration paid for acquisition of businesses		$ 61,000,000							$ 1,000,000
Aerie Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)				100.00%
Goodwill				$ 65,000,000							21,000,000				$ 21,000,000
Consideration transferred				744,000,000							744,000,000
Consideration paid for acquisition of businesses				$ 666,000,000
Price paid (in dollars per share) | $ / shares				$ 15.25
Borrowings recognised as of acquisition date				$ 316,200,000							$ 316,000,000
China divestment of product rights and out-licensing
Disclosure of detailed information about business combination [line items]
Divestment, value of ordinary shares received	$ 116,000,000
Divestment, percentage of ordinary shares received	16.70%